FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       August 9, 2011


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total:	$90,992


List of Other Included Managers:

NONE




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							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

AMYRIS INC                      COM     03236M101        702      25000   SH         sole       n/a       25000   0      0
ANNALY CAPITAL MGMT             COM     035710409       2706     150000   SH         sole       n/a      150000   0      0
ATAC RESOURCES LTD              COM     046491106      13634    1800000   SH         sole       n/a     1800000   0      0
BERKSHIRE HATHAWAY INC         CL B     084670702        774      10000   SH         sole       n/a       10000   0      0
CENTRAL GOLD TRUST            UNITS     153546106      14724     260000   SH         sole       n/a      260000   0      0
CERADYNE INC                    COM     156710105       1950      50000   SH         sole       n/a       50000   0      0
CHESAPEAKE GOLD CORP            COM     165184102       6811     600000   SH         sole       n/a      600000   0      0
CHINA EVERBRIGHT INT'L          ORD      6630940        5860   15000000   SH         sole       n/a    15000000   0      0
COPPER ONE                      COM     21751Q109        995    1700000   SH         sole       n/a     1700000   0      0
EAST ASIA MINERALS CORP         COM     270541105      15688    4800000   SH         sole       n/a     4800000   0      0
ENWAVE CORP                     COM     29410K108        739     400000   SH         sole       n/a      400000   0      0
EXPEDITION MINING INC           COM     30212V102        280    1000000   SH         sole       n/a     1000000   0      0
FOCUS VENTURES LTD              COM     34416M108        172     650000   SH         sole       n/a      650000   0      0
FORTUNA SILVER MINES INC        COM     349915108       2092     400000   SH         sole       n/a      400000   0      0
LITHIUM ONE INC                 COM     536806102       1380    1000000   SH         sole       n/a     1000000   0      0
MINGYUAN MEDICARE DEV           ORD      6594046        2029   27700000   SH         sole       n/a    27700000   0      0
OCEAN PARK VENTURES CORP        COM     67486Q104       1141    2200000   SH         sole       n/a     2200000   0      0
PANORAMIC RESOURCES             ORD      6405665         616     327808   SH         sole       n/a      327808   0      0
PARAMOUNT RESOURCES LTD        CL A     699320206       2870     100000   SH         sole       n/a      100000   0      0
RADIUS GOLD                     COM     750468100       1213    2000000   SH         sole       n/a     2000000   0      0
ROCKHAVEN RESOURCES LTD         COM     77340P101       1214    1000000   SH         sole       n/a     1000000   0      0
SILICON GRAPHICS INTL           COM     82706L108       2580     150000   SH         sole       n/a      150000   0      0
SOUTH AMERICAN SILVER           COM     836307108        405     200000   SH         sole       n/a      200000   0      0
STRATEGIC METALS LTD            COM     862758109       5883    1800000   SH         sole       n/a     1800000   0      0
SYNTHESIS ENERGY SYS INC        COM     871628103       1870    1000000   SH         sole       n/a     1000000   0      0
TREVALI RES CORP                COM     895318103       1868    1221000   SH         sole       n/a     1221000   0      0
WEALTH MINERALS LTD             COM     946885100        277     500000   SH         sole       n/a      500000   0      0
ZENA MINING CORP                COM     98935W103        519    1000000   SH         sole       n/a     1000000   0      0

